Financial risk management (Tables)	3 Months Ended
Mar. 31, 2022
Financial risk management
Schedule of net foreign currency exposure

The following table presents the net foreign currency exposure of the Group as of March 31, 2022 and December 31, 2021:

	March 31, 2022
in EUR k	USD	INR
Trade receivables and other assets	3,849	13
Trade payables and other liabilities	(2,377)	-
Financial liabilities	(21,890)	-
Net exposure	(20,418)	13

	Dec 31, 2021
in EUR k	USD	INR
Trade receivables and other assets	4,635	8
Trade payables and other liabilities	(2,394)	(4)
Net exposure	2,241	4

Schedule of exchange rate sensitivity

	Earnings before tax		Equity
in EUR k	5% increase	5% decrease	5% increase	5% decrease
March 31, 2022	953	(1,053)	953	(1,053)
December 31, 2021	(101)	112	(101)	112